Significant Accounting Policies - Fair Value Measurement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies
Impairment for credit losses	$ 0
Available-for-sale securities impairment		$ 0	$ 0